CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ (2,597,169)	$ (365,805)	¥ (761,994)	¥ 515,101
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Foreign exchange (gain) loss, net	78,965	11,122	523,235	(110,036)
Depreciation and amortization	1,807,339	254,559	1,595,942	1,267,578
Loss on disposal of property and equipment and intangible assets	3,198	450	15,592	6,339
Allowance for doubtful debt	368,505	51,903	50,409	18,399
Share-based compensation expense	35,296	4,971	118,170	320,010
Impairment of loan receivable to potential investee				2,807
Deferred income tax expenses (benefits)	(43,152)	(6,078)	17,887	325
Loss (gain) from equity method investments	(3,279)	(462)	(1,925)	38,666
Distribution received from an equity method investment			15,232
Gain from disposal of subsidiaries	(495)	(70)	(1,388)	(17,153)
Impairment of long-lived assets	506,686	71,365		109,267
Impairment of goodwill	1,364,191	192,142	0
Impairment of long-term investments	11,166	1,573		3,495
Lease expense	433,121	61,004	508,818	557,865
Changes in the fair value of financial liabilities	165,930	23,371	(22,626)	(829,149)
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts and notes receivable	(5,766)	(812)	(381,194)	(533,323)
Prepaid expenses and other current assets	(365,762)	(51,517)	621,973	73,639
Amounts due from related parties	(2,886)	(406)	(6,997)	(17,502)
Accounts and notes payables	(24,430)	(3,441)	220,129	195,728
Unrecognized tax benefits	11,283	1,589	9,601	8,877
Accrued expenses and other payables	200,059	28,180	226,893	315,989
Deferred revenue	399	56	39,383	(7,550)
Advances from customers	447,284	62,999	116,061	307
Income taxes payable	(6,820)	(961)	(1,753)	14,742
Deferred government grants	155,333	21,878	5,000	93
Amounts due to related parties	6,131	864	(992)	7,431
Operating lease liabilities	(481,647)	(67,839)	(465,242)	(554,023)
Net cash generated from operating activities	2,063,480	290,635	2,440,214	1,387,922
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(2,967,447)	(417,956)	(2,995,608)	(2,691,928)
Purchases of intangible assets	(50,906)	(7,170)	(57,295)	(42,285)
Purchases of land use rights	(42,275)	(5,954)	(47,704)	(91,744)
Proceeds from disposal of property and equipment	31,703	4,465	6,132	10,220
Proceeds from disposal of subsidiaries, net	12,704	1,790	300
Payments for short-term investments	(503,276)	(70,885)		(64,605)
Payment of loans to third parties	(1,600)	(225)	(217,586)	(16,474)
Payment of loans to related parties	(115,048)	(16,205)	(500)	(75,872)
Receipt of loans to third parties	93,996	13,239	5,000	17,010
Receipt of loans to a related party	9,800	1,380
Proceeds received from maturity of short-term investments	144,516	20,355		347,520
Proceeds from disposal of long-term investments				120
Payments for long-term investments	(517,278)	(72,857)	(213,000)	(5,000)
Prepayments and deposits for acquisition of data center			(36,000)	(679,941)
Collection of deposit for acquisition of data center				30,000
Payments for acquisitions, net of cash acquired	2		(2,991)	(509,634)
Net cash used in investing activities	(3,905,109)	(550,023)	(3,559,252)	(3,772,613)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options				472
Proceeds from issuance of ordinary shares (Note 27)	2,122,123	298,895		(131)
Payment of issuance costs of ordinary shares	(1,880)	(265)
Proceeds from loan from a related party (Note 24)	350,000	49,296
Proceeds from long-term bank borrowings	1,813,927	255,486	1,099,893	1,628,438
Proceeds from other long-term borrowings	1,020,008	143,665	282,000	220,000
Repayments of long-term bank borrowings	(292,625)	(41,215)	(238,305)	(179,455)
Repayments of short-term bank borrowings				(34,000)
Repayments and deposits for other long-term borrowings	(268,124)	(37,764)	(207,089)	(175,123)
Payments for purchase of property and equipment through finance leases	(210,902)	(29,705)	(231,046)	(579,660)
Proceeds from loan from a related party (Note 24)	10,122	1,426
Repayment of loans from third parties	(78,000)	(10,986)		(66,884)
Contribution from noncontrolling interest in subsidiaries				11,223
Payments for share repurchase and cancellation				(1,701,807)
Refund of prepayment for share repurchase plan	7,317	1,031
Repayment of notes payable				(1,945,620)
Profit distribution to noncontrolling interest	(11,413)	(1,607)		(272)
Net cash generated from financing activities	3,941,134	555,097	2,298,080	967,577
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	9,988	1,407	101,979	9,150
Net (decrease) increase in cash and cash equivalents and restricted cash	2,109,493	297,116	1,281,021	(1,407,964)
Cash and cash equivalents and restricted cash at beginning of year	2,989,494	421,061	1,708,473	3,116,437
Cash and cash equivalents and restricted cash at end of year	5,098,987	718,177	2,989,494	1,708,473
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	2,243,537	315,996	2,661,321	1,372,481
Restricted cash-current	2,854,568	402,057	327,673	327,767
Restricted cash-non-current	882	124	500	8,225
Cash and cash equivalents and restricted cash at end of year	5,098,987	718,177	2,989,494	1,708,473
Supplemental disclosures of cash flow information:
Income taxes paid	(145,605)	(20,508)	(159,784)	(82,995)
Interest paid	(251,066)	(35,362)	(222,411)	(259,765)
Interest received	41,814	5,889	31,758	30,121
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	952,999	134,227	944,148	2,080,748
Purchase of property and equipment through finance leases	265,974	37,462	144,455	284,007
Purchase of property and equipment included in accrued expenses and other payables	270,909	38,157	457,282	321,140
Purchase of intangible assets included in accrued expenses and other payables	3,497	493	4,768	3,910
Payables for issuance cost of ordinary shares included in accrued expenses and other payables	35,840	5,048
Asset acquistion settled with equity interests of a subsidiary (Note 4)	116,996	16,479
Consideration payable for acquisition of noncontrolling interest included in accrued expenses and other payables	47,549	6,697
2025 Convertible Notes
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Changes in the fair value of financial liabilities		21,816	22,626	829,149
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of 2025 Convertible Notes (Note 19)	(529,175)	(74,533)
2026 Convertible Notes
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of 2027 Convertible Notes, net of issuance cost				¥ 3,790,396
Proceeds from short-term bank borrowings	¥ 30,000	$ 4,225
2027 Convertible Notes
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of 2027 Convertible Notes, net of issuance cost			¥ 1,592,627